   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 2002

                                                        REGISTRATION NO. 2-63023
                                                                        811-2884
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              -------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
Pre-Effective Amendment No.                                        [ ]
Post-Effective Amendment No. 27                                    [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
Amendment No. 27                                                   [X]

                              -------------------

                     SALOMON BROTHERS OPPORTUNITY FUND INC
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              -------------------

                               125 BROAD STREET,
                          NEW YORK, NEW YORK, 10004
                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 888 777-0102 (TOLL FREE)


                              -------------------

                              IRVING G. BRILLIANT
                     SALOMON BROTHERS ASSET MANAGEMENT INC
                                399 PARK AVENUE
                           NEW YORK, NEW YORK, 10022
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------

                                    COPY TO:
                              SARAH E. COGAN, ESQ.
                           SIMPSON THACHER & BARTLETT
                              425 LEXINGTON AVENUE
                           NEW YORK, NEW YORK, 10017

                              -------------------

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Post-Effective Amendment becomes effective.


    It is proposed that this filing will become effective:
    [ ] immediately upon filing pursuant to paragraph (b)
    [X] on December 27, 2002 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485.


================================================================================

                                SALOMON BROTHERS

                              OPPORTUNITY FUND INC


                                   PROSPECTUS




                               December 27, 2002


       The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SALOMON BROTHERS OPPORTUNITY FUND INC


CONTENTS


            Investments, risks and performance..........................    2
            More on the Fund's investments..............................    5
            Management..................................................    7
            Buying shares...............................................    7
            Redeeming shares............................................    9
            Other things to know about share transactions...............   11
            Dividends, distributions and taxes..........................   12
            Financial highlights........................................   13


                                 YOU SHOULD KNOW

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.





                   Salomon Brothers Opportunity Fund Inc - 1

 INVESTMENTS, RISKS AND PERFORMANCE


 INVESTMENT              The Fund seeks to achieve above average long-term capital
 OBJECTIVE               appreciation. Current income is a secondary objective.
-------------------------------------------------------------------------------------
 KEY                     The Fund invests primarily in common stocks and securities
 INVESTMENTS             convertible into or exchangeable for common stock such as
                         convertible preferred stock or convertible debt securities.
-------------------------------------------------------------------------------------
 HOW THE                 The manager emphasizes individual security selection while
 MANAGER                 varying the Fund's investments across industries, which may
 SELECTS THE             help to reduce risk. The manager evaluates companies of all
 FUND'S                  sizes -- from established large capitalization companies to
 INVESTMENTS             young start-up companies. The manager seeks to identify
                         those companies whose securities are trading at prices which are below the company's intrinsic value. This style of stock selection is known as 'value' investing. The manager employs fundamental analysis to analyze each company in detail,
                         ranking its management, strategy and competitive market
                         position.

                         The manager currently pursues a strategy of retaining
                         unrealized long-term capital gain and avoiding the tax
                         impact of realizing such gain. This strategy reflects the
                         belief of the manager that these securities continue to have long-term growth potential.

                         In selecting individual companies for investment, the
                         manager considers how the following would affect a company's earnings, the market price of its shares and the market's
                         evaluation of the company's future earnings:

                           Changes in management, policies, corporate control or capitalization;

                           Changes in technology, marketing or production, the
                           development of new products or services or the demand for
                           existing products or services;

                           The effect of recent and anticipated capital expenditures;
                           and

                           The effect of social, economic, political, legal and
                           international developments.
-------------------------------------------------------------------------------------
 PRINCIPAL RISKS         While investing in equity securities historically has
 OF INVESTING IN         produced greater average returns than investments in fixed
 THE FUND                income securities, equity investments may also involve added risks. Investors could lose money on their investment in the
                         Fund, or the Fund may not perform as well as other
                         investments, if any of the following occurs:

                           U.S. stock markets decline.

                           Value stocks fall out of favor with investors.

                           An adverse event, such as an unfavorable earnings report,
                           negatively affects the stock price of a company in which the
                           Fund invests.

                           The manager's judgment about the attractiveness, value or
                           potential appreciation of a particular stock proves to be
                           incorrect.

                         The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the
                         Fund's losses from events affecting a particular issuer.

                         As a result of the manager's strategy of retaining
                         unrealized capital gains, the Fund currently has a
                         substantial amount of net unrealized appreciation. On August
                         31, 2002, the amount of the net unrealized appreciation was
                         $90,047,817, representing approximately 56% of the Fund's
                         net assets. If the manager chooses to sell certain portfolio securities to take advantage of lower long-term capital
                         gains rates or invest in other attractive investment
                         opportunities the Fund may recognize sizeable gains, which the Fund will distribute to stockholders who will be taxed on those distributed gains. See 'Dividends, Distributions
                         and Income Taxes.'


                   Salomon Brothers Opportunity Fund Inc - 2

 PERFORMANCE


 The bar chart indicates the risks of
 investing in the Fund by showing
 changes in the Fund's performance
 from year to year. Past performance
 does not necessarily indicate how
 the Fund will perform in the future.

 QUARTERLY RETURNS
 (PAST 10 YEARS):
 Highest: 16.05% in 2nd quarter
 of 1997
 Lowest:  -14.72% in 3rd quarter
 of 1998

 YEAR TO DATE: (16.41)%
 through 9/30/02

                             % Total Return

13.87   12.82   0.81   35.13   19.57   33.0   4.86   0.87   22.46   (6.12)

 92      93      94     95      96      97     98     99     00       01
                    Calendar years ended December 31

                                                                                   TOTAL RETURN
                                                                                   The bar chart shows the
                                                                                   performance of the
                                                                                   Fund's shares for each
                                                                                   of the past 10 years.



 PERFORMANCE TABLE

 THIS TABLE ASSUMES REDEMPTION OF SHARES AT THE END OF THE PERIOD, AND THE REINVESTMENT OF
 DISTRIBUTIONS AND DIVIDENDS.

 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2001)

                                                                1          5         10
                                                               YEAR      YEARS     YEARS

 Return Before Taxes                                          (6.12)%     10.09%    12.97%

 Return After Taxes on Distributions                          (7.69)%      8.18%    11.03%

 Return After Taxes on Distributions and Sale of Fund Shares  (2.73)%      7.97%    10.40%


 S&P 500 Index                                                (11.88)     10.70     12.93     COMPARATIVE
                                                                                              PERFORMANCE

                                                                                              This table compares the
                                                                                              before- and after-tax
                                                                                              average annual total
                                                                                              return of the Fund for
                                                                                              the periods shown with
                                                                                              that of the Standard &
                                                                                              Poor's 500 Stock Index,
                                                                                              a broad-based unmanaged
                                                                                              index of widely held
                                                                                              common stocks.
                                                                                              After-tax returns are
                                                                                              calculated using the
                                                                                              highest historical
                                                                                              individual federal
                                                                                              marginal income tax
                                                                                              rates and do not
                                                                                              reflect the impact of
                                                                                              state and local taxes.
                                                                                              Actual after-tax
                                                                                              returns depend upon an
                                                                                              individual investor's
                                                                                              tax situation and are
                                                                                              not relevant to
                                                                                              investors who hold
                                                                                              their Fund shares
                                                                                              through tax-deferred
                                                                                              arrangements such as
                                                                                              401(k) plans or
                                                                                              individual retirement
                                                                                              accounts. The Fund's
                                                                                              past performance,
                                                                                              before and after taxes,
                                                                                              is not necessarily an
                                                                                              indication of how the
                                                                                              Fund will perform in
                                                                                              the future.


                   Salomon Brothers Opportunity Fund Inc - 3

 FEE TABLE

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

 Maximum sales charge on purchases (as a percentage of
 offering price)                                                  None

 Maximum deferred sales charge on redemptions (as a
 percentage of amount redeemed)                                   None

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET
 ASSETS)

 Management fees                                                 1.00%

 Distribution and service (12b-1) fee                             None

 Other expenses                                                  0.11%

 Total annual fund operating expenses                            1.11%

                                                                        FEES AND EXPENSES
                                                                        This table sets forth
                                                                        the fees and expenses
                                                                        you may pay if you
                                                                        invest in shares of the
                                                                        Fund.



 EXAMPLE

 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
 Your costs would be                                $113      $353      $612       $1,352

 The example assumes:  You invest $10,000 for the period shown
                       You reinvest all distributions and dividends without a sales charge
                       The Fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
                          Your investment has a 5% return each year
                          Redemption of your shares at the end of the period
                                                                                              This example helps you
                                                                                              compare the cost of
                                                                                              investing in the Fund
                                                                                              with other mutual
                                                                                              funds. Your actual cost
                                                                                              may be higher or lower.


                   Salomon Brothers Opportunity Fund Inc - 4

 MORE ON THE FUND'S INVESTMENTS

 ADDITIONAL           The Fund's investment objective and its principal investment
 INVESTMENTS AND      strategies and risks are described under 'Investments, Risks
 INVESTMENT           and Performance.' This section provides additional
 TECHNIQUES           information about the Fund's investments and certain
                      portfolio management techniques the Fund may use. More
                      information about the Fund's investments and portfolio
                      management techniques, some of which entail risks, is
                      included in the statement of additional information (SAI).
                      Any policy or limitation for the Fund that is expressed as a percentage of assets is considered only at the time of
                      purchase of portfolio securities. The policy will not be
                      violated if these limitations are exceeded because of
                      changes in the market value of the Fund's assets or for any other reason.
----------------------------------------------------------------------------------
 HIGH YIELD, LOWER    The Fund may invest up to 5% of its net assets in fixed
 QUALITY SECURITIES   income securities that are high yield, lower quality
                      securities rated by a rating organization below its top four long-term rating categories (i.e., below investment grade)
                      or unrated securities determined by the manager to be of
                      equivalent quality. These securities are commonly referred to as 'junk bonds.' The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their
                      debt, especially during prolonged economic recessions or
                      periods of rising interest rates. The prices of lower
                      quality securities are volatile and may go down due to
                      market perceptions of deteriorating issuer creditworthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.
----------------------------------------------------------------------------------
 FOREIGN AND          The Fund may invest without limit in foreign securities and
 EMERGING MARKET      American Depository Receipts which are publicly traded in
 INVESTMENTS          the U.S. and up to 5% of its net assets in foreign
                      securities which are not publicly traded in the U.S. The
                      Fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers.
                      Many foreign countries the Fund may invest in have markets that are less liquid and more volatile than markets in the
                      U.S. In some foreign countries, less information is
                      available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the
                      U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market
                      issuers because political or economic instability, lack of market liquidity, and negative government actions like
                      currency controls or seizure of private businesses or
                      property are more likely.
----------------------------------------------------------------------------------
 BORROWING MONEY      The Fund may borrow money from banks for either investment or temporary purposes. Borrowings (excluding temporary
                      borrowings) may be secured by up to 33 1/3% of the value of the Fund's total assets. The Fund may borrow an additional amount of up to 5% of the Fund's total assets. While
                      borrowing creates an opportunity for increased return by
                      leveraging the Fund's portfolio, it creates special risks.
                      Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio.
                      Although the principal amount of any borrowing will be
                      fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to
                      liquidate portfolio securities at a time when it would be
                      disadvantageous to do so in order to make payments with
                      respect to any borrowing, which could affect the investment manager's strategy. An increase in interest rates could
                      reduce the value of the Fund's shares by increasing the
                      Fund's interest expense. To date, the Fund has never
                      borrowed.

                   Salomon Brothers Opportunity Fund Inc - 5

----------------------------------------------------------------------------------
 SECURITIES LENDING   The Fund may lend portfolio securities representing up to
                      10% of total assets in order to increase its net investment income. The loans are continuously secured by cash or liquid securities equal to no less than the market value,
                      determined daily, of the securities loaned. The risks in
                      lending securities consist of possible delay in receiving
                      additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
----------------------------------------------------------------------------------
 DERIVATIVES AND      The Fund may, but need not, use derivative contracts, such
 HEDGING TECHNIQUES   as options on securities and securities indices, for any of the following purposes:
                        To hedge against the economic impact of adverse changes in the market value of its securities due to changes in stock market prices or fluctuations in exchange rates

                        As a substitute for buying or selling securities

                        To enhance the Fund's return

                        As a cash flow management technique

                      A derivative contract will obligate or entitle a fund to
                      deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market exposure.
                      Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not
                      correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed
                      income securities. Derivatives can also make a fund less
                      liquid and harder to value, especially in declining markets.
----------------------------------------------------------------------------------
 TEMPORARY DEFENSIVE  The Fund may depart from its principal investment strategies
 INVESTING            in response to adverse market, economic or political
                      conditions by taking temporary defensive positions in any
                      type of money market instrument and short-term debt
                      securities or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.
----------------------------------------------------------------------------------
 PORTFOLIO TURNOVER   While the Fund has traditionally had very low portfolio
                      turnover, the Fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent
                      trading also increases transaction costs, which could
                      detract from a fund's performance.


                   Salomon Brothers Opportunity Fund Inc - 6

 MANAGEMENT


 Salomon Brothers Asset Management Inc is the investment manager for the Fund.
 Together with its affiliates, the manager provides a broad range of fixed income and investment advisory services to various individuals located throughout the world. The manager's principal address is 399 Park Avenue, New York, New York
 10022. It is a wholly-owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

 Irving G. Brilliant is primarily responsible for day-to-day management of the Fund's portfolio. Mr. Brilliant has been the Fund's Chairman and portfolio manager since 1979. Since 1990, he has been a Director of the manager. George
 Williamson serves as co-portfolio manager along with Mr. Brilliant. Mr.
 Williamson is also an investment officer of the Fund. Mr. Williamson has been a Director of the manager since 1999. Prior to 1999, he was a Vice President of the manager.

 As compensation for its services, the Fund pays the manager a monthly fee at the annual rate of 1% of the Fund's average daily net assets. Except for the expenses paid by the manager that are described herein, the Fund bears all costs of its operations.
----------------------------------------------------------------------------------
 ADMINISTRATOR        Smith Barney Fund Management LLC ('SBFM'), an affiliate of the manager, serves as administrator for the Fund. As
                      compensation for its services and at no additional cost to the Fund, the manager pays SBFM a fee each month at an
                      annual rate of .05% of the average daily value of the Fund's net assets.

 BUYING SHARES

 BUYING SHARES          Shares may be purchased at net asset value without a sales
 BY MAIL                charge.
 You may make
 subsequent             The minimum initial investment is $1,000 and subsequent
 purchases by mail      investments require a minimum of $100. For Individual
 or, if you elect,      Retirement Accounts and Self- Employed Retirement Plans
 by telephone           (formerly, Keogh Plans), the minimum initial investment is
                        $250. In addition, an account can be established with a
                        minimum of $50 if such account will be receiving regular
                        periodic investments through the Automatic Investment Plan.
                        See 'Automatic Investment Plan.'

                        Shares of the Fund may be initially purchased through PFPC
                        Global Fund Services, Inc. ('PFPC' or the 'transfer agent')
                        by completing a Purchase Application and forwarding it to
                        the transfer agent. Shares may also be purchased from
                        selected dealers in accordance with procedures established by the dealer. The dealer may charge a fee for executing
                        your order. The Fund reserves the right to reject any
                        purchase order in whole or in part.

                        Subsequent investments may be made by mailing a check to the transfer agent, along with the detachable stub from your
                        Statement of Account (or a letter providing the account
                        number) or through a selected dealer. Your check should be made payable to Salomon Brothers Funds. If an investor's
                        purchase check is not collected, the purchase will be
                        cancelled and the transfer agent will charge a $10 fee to
                        the shareholder's account. There is a ten day hold on all
                        checks and no redemptions are allowed until the proceeds
                        from the check clears.


                   Salomon Brothers Opportunity Fund Inc - 7

                        Write the transfer agent at the following address:

                                     Salomon Brothers Opportunity Fund Inc
                                     c/o PFPC
                                     P.O. Box 9764
                                     Providence, RI 02940-9764
----------------------------------------------------------------------------------
 BUYING SHARES        Subsequent investments may also be made by wiring funds to
 BY WIRE              the transfer agent. Prior notification by telephone is not required. You should instruct the wiring bank to transmit
                      the specified amount in federal funds to:

                                     Boston Safe Deposit and Trust Company
                                     Boston, MA
                                     ABA No. 011-001-234
                                     Account #142743
                                     Attn: Salomon Brothers Opportunity Fund Inc
                                     Name of Account:
                                     Account # (as assigned):

                      To ensure prompt credit to their accounts, investors or their dealers should call (800) 446-1013 with a reference number for the wire. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

                      Orders for the purchase of Fund shares received by selected dealers by the close of regular trading on the New York
                      Stock Exchange ('NYSE') (normally 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value and either transmitted to PFPC through the facilities of the National Securities Clearing Corporation ('NSCC') by 7:00 p.m., New York time, on that day will be priced according to the net asset value determined on that day. Otherwise, the orders will be priced as of the time the net asset value is next determined. It is the dealers' responsibility to ensure that orders are transmitted so as to be received by PFPC through the facilities of NSCC prior to the close of its business day. Any loss resulting from a dealer's failure to submit an order within the prescribed time frame will be borne by that dealer.

                      Funds transmitted by a wire system other than the Federal
                      Reserve Wire System generally take one business day to be converted into federal funds. In those cases in which an investor pays for shares by a check drawn on a member bank of the Federal Reserve System, federal funds generally will become available on the business day after the check is deposited. Checks drawn on banks which are not members of the Federal Reserve System or foreign banks may take substantially longer to be converted into federal funds.

 AUTOMATIC            You may authorize the transfer agent to automatically
 INVESTMENT           transfer funds on a periodic basis (monthly, alternative
 PLAN                 months, quarterly) from a regular bank account or other
                      financial institution to buy shares of the Fund. On or about the 10th of the month, the Fund will debit the bank account in the specified amount (minimum of $25 per draft) and the proceeds will be invested at the applicable offering price determined on the date of the debit. In order to set up a
                      plan, your bank must be a member of the Automated Clearing
                      House.

                        Amounts transferred should be at least $25 monthly.

                        If you do not have sufficient funds in your bank account on a transfer date, the transfer agent may charge you a fee.

                      For more information, consult the SAI.

                   Salomon Brothers Opportunity Fund Inc - 8

--------------------------------------------------------------------------------
 REDEEMING SHARES

 REDEMPTIONS BY MAIL     You may redeem some or all of your shares by sending your
                         redemption request in proper form to:

                                       PFPC Global Fund Services, Inc.
                                       c/o Salomon Brothers Opportunity Fund
                                       P.O. Box 9764
                                       Providence, RI 02940-9764

 Generally, a properly   The written request for redemption must be in good order.
 completed Redemption    This means that you have provided the following information.
 Form with any required  Your request will not be processed without this information.
 signature guarantee is    Account number
 all that is required      Dollar amount or number of shares to redeem
 for a redemption. In      Signature of each owner exactly as the account is registered
 some cases, however,      Other documentation required by the transfer agent
 other documents may be  To be in good order, your request must include a signature
 necessary.              guarantee if:
                           The proceeds of the redemption exceed $50,000
                           The proceeds are not paid to the record owner(s) at the
                           record address
                           The shareholder(s) has had an address change in the past 45 days
                           The shareholder(s) is a corporation, sole proprietor,
                           partnership, trust or fiduciary
                         You can obtain a signature guarantee from most banks,
                         dealers, brokers, credit unions and federal savings and
                         loans, but not from a notary public.
-------------------------------------------------------------------------------------
 REDEMPTIONS BY FAX      You may redeem shares by fax only if a signature guarantee or other documentary evidence is not required. Redemption
                         requests should be properly signed by all owners of the
                         account and faxed to the transfer agent at (508) 871-9503.
                         If fax redemptions are not available for any reason, you may use the Fund's redemption by mail procedure described above.
-------------------------------------------------------------------------------------
 REDEMPTION              In all cases, your redemption price is the net asset value
 PAYMENTS                next determined after your request is received in good
 Any request that your   order. The Fund does not charge a redemption fee. Redemption redemption proceeds be  proceeds normally will be sent within seven days. However,
 sent to a destination   if you recently purchased your shares by check, your
 other than your bank    redemption proceeds will not be sent to you until your
 account or address of   original check clears. Your redemption proceeds can be sent
 record must be in       by check to your address of record or by wire transfer to a
 writing and must        bank account designated on your application.
 include signature
 guarantees.             The Fund may suspend the right of redemption during any
                         period when: (a) trading on the NYSE is restricted or the
                         NYSE is closed, other than customary weekend and holiday
                         closings; (b) the SEC has by order permitted such
                         suspension; or (c) an emergency exists, as defined by rules of the SEC, making disposal of portfolio securities or
                         determination of the value of net assets of the Fund not
                         reasonably practicable.
-------------------------------------------------------------------------------------
 REDEMPTIONS THROUGH     You may transmit your redemption request to selected dealers
 SELECTED DEALERS        with which the distributor has entered into sales agreements for the purchase of shares of the Fund. Redemption orders
                         received by these dealers before the NYSE closes and which are transmitted to the transfer agent prior to the close of its business day (normally 5:00 p.m. Eastern time) are
                         effective that day. It is the responsibility of the dealer to transmit orders on a timely basis to the transfer agent.
                         The dealer may charge you a fee for executing your order.

                   Salomon Brothers Opportunity Fund Inc - 9

-------------------------------------------------------------------------------------
 REDEMPTIONS BY WIRE     You may redeem shares by wire in amounts of $500 to $50,000 if redemption by wire has been elected on your Purchase
                         Application. A signature guarantee is not required on this type of redemption request. To elect this service after
                         opening your account, call the transfer agent at (800)
                         446-1013 for more information. To redeem by wire, you may
                         either:

                           Telephone the redemption request to the transfer agent at
                           (800) 446-1013

                           Mail the request to the transfer agent at the address listed above

                         Proceeds of wire redemptions of $500 or more will be wired to the bank which is indicated on your Purchase Application or by letter which has been properly guaranteed. Checks for redemption proceeds of less than $500 will be mailed to your address of record. You should note that your bank may charge you a fee in connection with money by wire.
-------------------------------------------------------------------------------------
 REDEMPTIONS BY          You may redeem shares by telephone if you elect the
 TELEPHONE               telephone redemption option on your Purchase Application and you have a direct account with the transfer agent. The
                         proceeds must be mailed to your address of record. In
                         addition, you must be able to provide proper identification information. You may not redeem by telephone if your address has changed within the past 45 days or if your shares are in certificate form. Telephone redemption requests may be made by calling the transfer agent at (800) 446-1013 between 9:00
                         a.m. and 4:00 p.m. Eastern time on any day the NYSE is open.
                         If telephone redemptions are not available for any reason, you may use the Fund's regular redemption procedure
                         described above.

                         Stockholders cannot apply the telephone redemption privilege to shares held in certificate form or for accounts requiring additional supporting documentation for redemptions such as trust, corporate, estate and guardian accounts.
-------------------------------------------------------------------------------------
 AUTOMATIC CASH          You can arrange for the automatic redemption of a portion of
 WITHDRAWAL PLAN         your shares on a monthly or quarterly basis. To qualify, you must own shares of the Fund with a value of at least $7,500 and each automatic redemption must be at least $50.

                   Salomon Brothers Opportunity Fund Inc - 10

 OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS


 Small account balances  If your account falls below $1,000 due to redemption of Fund shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 30 days, the Fund may close your account and send you the redemption proceeds.

                         The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

                         For more information contact your Service Agent or the
                         transfer agent or consult the SAI.
-------------------------------------------------------------------------------------
 Excessive exchange      The manager may determine that a pattern of frequent
 transactions            exchanges is detrimental to the Fund's performance and other shareholders. If so, the Fund may limit additional purchases and/or exchanges by a shareholder.
-------------------------------------------------------------------------------------
 Share price             You may buy, exchange or redeem Fund shares at the net asset value next determined after receipt of your request in good order. The Fund's net asset value is the value of its assets minus its liabilities and is calculated every day as of the close of regular trading on the NYSE (normally 4:00 p.m.
                         Eastern time) each day the NYSE is open.

                         The Fund generally values its securities based on market
                         prices or quotations. The Fund's currency conversions are
                         done when the London stock exchange closes, which is 12 noon
                         Eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events
                         occurring after a foreign exchange closes, the Fund may
                         price its securities at fair value. Fair value is determined in accordance with procedures approved by the Fund's board.
                         A fund that uses fair value to price securities may value
                         its securities higher or lower than another fund that uses market quotations to price the same securities.
                         International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the
                         Fund could change on days when you cannot buy or redeem
                         shares.

                         In order to buy, redeem or exchange shares at that day's
                         price, you must place your order with the transfer agent or selected dealers before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's
                         price.
                         Members of the Fund's selling group must transmit all orders to buy, exchange or redeem shares to the Fund's transfer
                         agent before the agent's close of business.
-------------------------------------------------------------------------------------
                         The Fund has the right to:

                           Suspend the offering of shares
                           Waive or change minimum and additional investment amounts
                           Reject any purchase or exchange order
                           Change, revoke or suspend the exchange privilege
                           Suspend telephone transactions
                           Suspend or postpone redemptions of shares on any day when
                           trading on the NYSE is restricted, or as otherwise permitted by the SEC
-------------------------------------------------------------------------------------
 Redemptions in kind     The Fund may make payment for Fund shares wholly or in part by distributing portfolio securities to the shareholders.
                         The redeeming shareholder must pay transaction costs to sell these securities.


                   Salomon Brothers Opportunity Fund Inc - 11

 DIVIDENDS, DISTRIBUTIONS AND TAXES

 DIVIDENDS        The Fund generally makes capital gain distributions and pays dividends from its net investment income, if any, once a year, typically in December. The Fund may pay additional
                  distributions and dividends at other times if necessary for the Fund to avoid a federal income tax. Capital gain
                  distributions and dividends are reinvested in additional Fund shares. The Fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.
--------------------------------------------------------------------------------
 TAXES            In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

 TRANSACTION                            FEDERAL INCOME TAX STATUS

 Redemption or exchange of shares       Usually capital gain or loss; long-term only if
                                        shares owned more than one year

 Long-term capital gain distributions   Long-term capital gain

 Short-term capital gain distributions  Ordinary income

 Dividends                              Ordinary income


 Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the Fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment. In particular, as discussed earlier in this Prospectus, the Fund currently has a substantial amount of unrealized long-term capital gain which could result in large capital gain distributions.

 After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of a portion of your distributions, dividends, and, redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Fund.


                   Salomon Brothers Opportunity Fund Inc - 12

 FINANCIAL HIGHLIGHTS


 The financial highlights table is intended to help you understand the performance of the Fund for the past 5 years. Total investment return represents the rate that a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. The information in the following table was audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the annual report (available upon request).



                                                                              YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------
                                                           2002         2001           2000           1999           1998
                                                       --------------------------------------------------------------------
 Net asset value, beginning of year.............       $  48.72       $  55.98       $  49.69       $  47.36       $  50.64
                                                       --------       --------       --------       --------       --------

 Income (loss) from operations:
    Net investment income.......................           0.28           0.69           0.82           0.76           0.46
    Net realized and unrealized gain (loss).....          (3.74)         (2.23)          8.79           6.98          (1.95)
                                                       --------       --------       --------       --------       --------
 Total income (loss) from operations............          (3.46)         (1.54)          9.61           7.74          (1.49)
                                                       --------       --------       --------       --------       --------
 Less distributions from:
    Net investment income.......................          (0.64)         (0.76)         (0.80)         (0.47)         (0.39)
    Net realized gains..........................          (2.76)         (4.96)         (2.52)         (4.94)         (1.40)
                                                       --------       --------       --------       --------       --------
 Total distributions............................          (3.40)         (5.72)         (3.32)         (5.41)         (1.79)
                                                       --------       --------       --------       --------       --------
 Net asset value, end of year...................       $  41.86       $  48.72       $  55.98       $  49.69       $  47.36
                                                       --------       --------       --------       --------       --------
                                                       --------       --------       --------       --------       --------
 Total return...................................         (7.7)%         (3.2)%          20.4%          16.5%         (3.3)%
 Net assets, end of year (000s).................       $160,274       $185,166       $212,155       $188,744       $177,269
 Ratios to average net assets:
    Expenses....................................          1.11%          1.10%          1.11%          1.14%          1.12%
    Net investment income.......................          0.64%          1.30%          1.65%          1.55%          0.83%
 Portfolio turnover rate........................             1%             1%             3%             3%             3%


                   Salomon Brothers Opportunity Fund Inc - 13

                                SALOMON BROTHERS
                              OPPORTUNITY FUND INC

--------------------------------------------------------------------------------

                     ADDITIONAL INFORMATION ABOUT THE FUND

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the Fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this prospectus.

The Fund sends only one report to a household if more than one account has the same address. Contact the transfer agent if you do not want this policy to apply to you.

HOW TO OBTAIN ADDITIONAL INFORMATION.

  You can make inquiries about the Fund or obtain shareholder reports or the statement of additional information (without charge) by contacting the transfer agent, by calling 1-800-446-1013 or writing the Fund at 125 Broad Street, New York, NY, 10004 or calling your financial consultant.

  Information about the Fund (including the statement of additional information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

If someone makes a statement about the Fund that is not in this prospectus, you should not rely upon that information. Neither the Fund nor the distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell their shares.

(Investment Company Act
file no. 811-02884)


OPPRO 12/02

                     SALOMON BROTHERS OPPORTUNITY FUND INC
                             A NO-LOAD MUTUAL FUND
                   125 BROAD STREET, NEW YORK, NEW YORK 10004
                           1-888-777-0102 (TOLL FREE)

                              -------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                              -------------------
    Salomon Brothers Opportunity Fund Inc (the 'Fund') is an open-end, no-load, non-diversified investment company. The Fund seeks to achieve above average long-term capital appreciation through investments principally in common stocks, or securities convertible into or exchangeable for common stocks, which are believed to be undervalued. Current income is a secondary objective. There can be no assurance that the Fund will achieve its investment objectives.


    This Statement of Additional Information (the 'SAI') is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's current prospectus dated December 27, 2002 (the 'prospectus'). This SAI supplements and should be read in conjunction with the prospectus, a copy of which may be obtained without charge by writing the Fund at the address, or by calling the telephone numbers, listed above.



December 27, 2002


                               TABLE OF CONTENTS


                                         PAGE
                                         ----
Investment Policies....................    2
Investment Restrictions and
  Limitations..........................    5
Management.............................    7
Portfolio Transactions.................   11
Determination of Net Asset Value.......   12
Additional Redemption Information......   13
Performance Data.......................   13
Federal Income Taxes...................   15
Dividends and Distributions............   18
Shareholder Services...................   18
Account Services.......................   19
Capital Stock..........................   19
Administrator..........................   19
Custodian and Transfer Agent...........   19
Independent Accountants................   20
Counsel................................   20
Financial Statements...................   20

                                    THE FUND



    The Fund is an open-end investment company incorporated in Maryland on October 13, 1978.


                              INVESTMENT POLICIES

    The following information supplements the discussion of the investment policies of the Fund found under 'Investments, risks and performance' and 'More on the Fund's investments' in the prospectus.


    The Fund intends to invest primarily in common stocks, or securities convertible into or exchangeable for common stocks, such as convertible preferred stocks or convertible debentures. When management deems it appropriate the Fund may also invest without limitation in fixed-income securities or hold assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments, for temporary defensive purposes due to economic or market conditions. Investment grade debt securities are debt securities rated BBB or better by Standard & Poor's Corporation ('S&P') or Baa or better by Moody's Investors Service, Inc. ('Moody's'), or if unrated, securities deemed by Salomon Brothers Asset Management Inc ('SBAM' or the 'Manager'), the Fund's investment adviser, to be of comparable quality. Debt securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal, while debt securities rated Baa by Moody's are regarded by Moody's as medium grade obligations and as having speculative characteristics. Investments in such fixed-income securities may also be made for the purpose of capital appreciation, as in the case of purchases of bonds trading at a substantial discount.


LOANS OF PORTFOLIO SECURITIES


    The Fund's Board of Directors may authorize the lending of portfolio securities to selected member firms of the New York Stock Exchange ('NYSE'). The procedure for the lending of securities will include the following features and conditions. The borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will invest the collateral in short-term debt securities or cash equivalents and earn the interest thereon. A negotiated portion of the income so earned may be paid as a fee to the broker or other person who arranged the loan. If the deposit drops below the required minimum at any time, the borrower will be called upon to post additional cash, so as to mark to market on a daily basis. If the additional cash is not provided, the loan will be immediately due and the Fund may use the collateral or its own cash to replace the securities by purchase in the open market, charging any loss to the borrower. These will be 'demand' loans and may be terminated by the Fund at any time. The Fund will receive any dividends and interest paid on the loaned securities, and the loans will be structured to assure that the Fund will be able to exercise its voting rights on the securities. Such loans will be authorized only to the extent that such activity would not cause any adverse tax consequences to the Fund or its shareholders and only in accordance with applicable rules and regulations. Neither the brokers nor the borrowers may be affiliated, directly or indirectly, with the Fund. Lending of portfolio securities is subject to the restrictions set forth in paragraph (5) under 'Investment Restrictions and Limitations' below. As of August 31, 2002, the Fund loaned securities having a market value of $13,327,996. The Fund received cash collateral amounting to $13,840,155, which was invested in the State Street Navigator Securities Lending Prime Portfolio.


PUT AND CALL OPTIONS

    The Fund may purchase and write put and call options on securities and securities indices provided such options are traded on a national securities exchange and provided further that the value of options held and the value of positions underlying options written do not exceed 10% of the Fund's total assets. A put option gives the holder the right to sell to the writer, and a call option gives the holder the right to buy from the writer, the number of shares of the underlying security covered by the option at a stated exercise price on or before a stated expiration date. Puts and calls, with respect to a limited number of securities, currently may be purchased or written through the facilities of certain national securities exchanges. In addition, each of such exchanges provides a secondary market for 'closing' options positions. It will be the policy of the Fund to write call options only if the Fund either: (i) owns and will hold over the term of the option the underlying securities against which the option is written (or securities convertible into the underlying securities without additional consideration); or (ii) owns or will hold a call on the same underlying security or securities. When a put option is written by the Fund, the Fund will create and maintain a segregated account consisting of liquid assets equal to the option price.

    The primary risk to the Fund as the writer of a covered call option is that, unless a closing transaction is executed, the Fund must retain its underlying cover position even if price movement would otherwise have caused the Fund to dispose of that position, and must forgo opportunities for gain in excess of the option premium which may result from favorable changes in the value of the underlying cover position.

    The primary risk to the Fund as the writer of a put option is that, unless a closing transaction is executed, the Fund may be required to purchase the underlying security or securities at a price above the market price at the time of such purchase. When a put option is collateralized through the maintenance of a segregated account, the contents of such account are not available to the Fund for the general pursuit of the Fund's investment objectives. The Fund will write put options only when it is believed that the acquisition of the underlying security or securities would be in accordance with the Fund's investment objectives.

    The Fund may enter into closing purchase transactions in the secondary markets in options maintained by the various exchanges. In such a transaction, the Fund would buy an option similar to the one it had previously written. The resulting transaction would have the effect of canceling the Fund's preexisting obligation on the option written by it. The Fund has no assurance, however, that a liquid secondary market will exist on any given day with respect to options on a particular security. Therefore, there is no assurance that the Fund will be able to enter into a closing transaction at any particular time.

    In executing any closing purchase transaction, the Fund will incur the expense of the premium (plus transaction costs) in order to effect the transaction.

    The Fund may purchase put or call options for speculative purposes in pursuit of its objective of capital appreciation or, in the case of a put, to hedge against an adverse price change in a portfolio position.

    The primary risk in purchasing (as opposed to writing) an option is the potential loss of investment (i.e., the premium for the option) in a relatively short period of time if the underlying securities increase, in the case of a put, or decrease, in the case of a call, in value. In such instances, the option would not be exercised by the Fund and would become worthless at its expiration date. If a secondary market for the option exists, the Fund may utilize closing sale transactions analogous to the closing purchase transactions described above with respect to the writing of options.

INVESTMENTS IN FOREIGN SECURITIES

    Investments in securities of foreign issuers may involve risks not typically associated with investments in securities of U.S. issuers. The value of any foreign securities held, and of any related income received, will be affected by fluctuations in currency rates, exchange control regulations and, as with domestic multinational corporations, fluctuating interest rates. Most foreign securities markets have substantially less trading volume and are generally not as highly regulated and supervised as U.S. securities markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies and are subject to different accounting, auditing and financial reporting standards. In addition, there may be less publicly-available information about a foreign issuer than about a U.S. issuer. Political and economic conditions such as seizure or nationalization of assets, establishment of exchange controls, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments could adversely affect the economy of a particular country and, thus, the Fund's investments in that country. In the event of default on a foreign security, it may be more difficult for the Fund to obtain or enforce a judgment against the issuer of such obligation. Additionally, certain amounts of the Fund's income may be subject to withholding taxes in the country in which it invests. The Fund may not invest more than 5% of its net assets in securities of foreign issuers which are not publicly traded in the United States.

LOW-RATED SECURITIES

    The Fund may invest up to 5% of its net assets in debt securities rated below investment grade by Moody's or S&P, with no minimum rating required, and comparable unrated securities. Such securities are generally referred to as 'high-yield' or 'junk' bonds, and involve a high degree of risk. An economic recession could disrupt the market for such securities and adversely affect their value and the ability of issuers to repay principal and pay interest thereon.

    While the market values of high-yield securities may tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporation developments and changes in economic conditions, and thus will fluctuate over time. In addition, high-yield securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because high-yield securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may also incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for these securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value as well as impair the Fund's ability to dispose of such securities.

    The ratings of Moody's and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk of the securities. Although SBAM uses these ratings as a criterion for the selection of securities for the Fund, SBAM also relies on its independent analysis to evaluate potential investments for the Fund.

RESTRICTED SECURITIES

    The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. To the extent that the Fund's portfolio may include securities of limited marketability, the price obtainable for such securities could be affected adversely if the Fund were forced to sell under inexpedient circumstances, e.g., to satisfy sizable redemptions. Furthermore, where the Fund has a substantial position in securities with limited trading markets, the activities of the Fund itself, as well as those of other investors, could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings at then current market prices. 'Limited marketability' may exist if the Fund has a substantial position in securities that trade in a limited market, or if the securities are 'restricted,' and are therefore not readily marketable without registration under the Securities Act of 1933, as amended (the '1933 Act'). Investments in securities which are 'restricted' may involve added expenses to the Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities, which might have an adverse effect upon the price and timing of sales of such securities and the ability of the Fund to meet redemption requests. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, such as 'restricted securities' and securities that are not readily marketable.

PORTFOLIO TURNOVER

    Flexibility of investment and emphasis on capital appreciation may involve a greater portfolio turnover rate than that of investment companies whose objective, for example, is production of income or maintenance of a balanced investment position. The rate of portfolio turnover cannot be predicted with assurance and may vary from year to year. See the table under 'Financial Highlights' in the prospectus for the Fund's portfolio turnover rates.

                    INVESTMENT RESTRICTIONS AND LIMITATIONS

    Unless otherwise indicated, the investment restrictions described below are fundamental investment policies which may be changed only when permitted by law, if applicable and approved by the holders of a majority of the Fund's outstanding voting securities which, as defined by the Investment Company Act of 1940, as amended (the '1940 Act'), means the lesser of: (i) 67% of the voting securities represented at a meeting at which more than 50% of the outstanding voting securities are represented; or (ii) more than 50% of the outstanding voting securities of the Fund.

    The percentage limitations contained in the investment restrictions described above and the description of the Fund's investment policies are all applied solely at the time of any proposed transaction on the basis of values or amounts determined at that time. If a percentage restriction on investment or utilization of assets in a policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of security resulting from changing market values or a similar type of event will not be considered a violation of such policy or restriction.

    The Fund may not:

        (1) Invest: (i) more than 25% of the value of its total assets in the securities of any single issuer (other than the United States Government or its agencies or instrumentalities) or in the securities of issuers in any one industry; or (ii) as to 50% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than the United States Government or its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any one issuer;

        (2) Borrow money or pledge its assets, except as described under 'More on the Fund's investments' in the prospectus above.

        (3) Purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions) or make short sales of securities (except for sales 'against the box,' i.e., when a security identical to the one owned by the Fund or which the Fund has the right to acquire without payment of additional consideration, is borrowed and sold short);

        (4) Underwrite securities, except in instances where the Fund has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act ('restricted securities'); in such registrations, the Fund may technically be deemed an 'underwriter' for purposes of that Act. It is the Fund's present intention not to acquire restricted securities unless the Fund also receives contractual registration rights. In any event, no more than 10% of the value of the Fund's total assets may be invested in illiquid securities;

        (5) Make loans of cash or other assets provided that: (i) this restriction shall not prevent the Fund from buying a portion of an issue of bonds, debentures or other obligations which are publicly distributed, or from investing up to an aggregate of 10% (including investments in other types of restricted securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions; and (ii) this restriction shall not prohibit the Board of Directors of the Fund from authorizing the lending of portfolio securities to selected members of the NYSE on a demand basis and fully collateralized by cash so long as such loans do not exceed 10% of the Fund's total assets;


        (6) Purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Fund's net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker's commission. This restriction shall not apply to investment company securities received or acquired by the Fund pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including management fees, of such investment company, and will be further reduced by the Fund's expenses; that is, there will be a layering of certain fees and expenses);

        (7) Invest more than 10% of the value of the Fund's total assets in securities of unseasoned issuers, including their predecessor, which have been in operation for less than three years.

        (8) Invest in companies for the purpose of exercising control of management;

        (9) Purchase or sell real estate, interests in real estate, interests in real estate investment trusts or commodities or commodity contracts; however, the Fund may purchase interests in real estate investment trusts or other companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933, as amended, and are readily marketable and may purchase the securities of companies engaged in businesses which may involve commodities or commodities futures contracts; or

        (10) Write or purchase puts or calls on securities or securities indices except as described under 'Investment Policies -- Put and Call Options.'

                                   MANAGEMENT

DIRECTORS AND OFFICERS


    The business and affairs of the Fund are managed under the direction of the Board of Directors. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, investment manager, administrator, custodian and transfer agent. The Fund's day-to-day operations are delegated to the investment manager and administrator.



    The principal occupations of the directors and executive officers of the Fund for the past five years are listed below. With the exception of Mr. Brilliant and Mr. Williamson, each of the Fund's officers are also officers of each of the other investment companies for which SBAM, the Fund's investment manager, acts as investment adviser.



                                                            TERM OF
                                                          OFFICE* AND
                                      POSITION(S)          LENGTH OF
    NAME, ADDRESS, AND AGE          HELD WITH FUND        TIME SERVED
    ----------------------          --------------        -----------
NON-INTERESTED
DIRECTORS:
B. Alexander Gaguine            Director                     Since
516 Bethany Avenue                                           1997
Santa Cruz, CA 95060
Age 52

Rosalind A. Kochman             Director                     Since
1301 Avenue J                                                1990
Brooklyn, NY 11230
Age 65

Irving Sonnenschein             Director                     Since
888 7th Avenue                                               1994
New York, NY 10016
Age 82

INTERESTED DIRECTOR:
Irving Brilliant***             President                    Since
399 Park Avenue                                              2002
New York, NY 10022              Chairman and Director        Since
Age 84                                                       1978

OFFICERS:
Lewis E. Daidone                Chief Administrative         Since
SSB                             Officer and Senior Vice      2002
125 Broad Street, 11th Floor    President
New York, NY 10004
Age 44
                                                             1998-
                                                             2002

R. Jay Gerken                   Executive Vice President     Since
SSB                                                        November 2002
399 Park Avenue
New York, NY 10022
Age 51

Irving P. David                 Treasurer                    Since
SSB                                                          2002
125 Broad Street, 10th Floor
New York, NY 10004
Age 41

George J. Williamson            Investment Officer           Since
SSB                                                          2002
399 Park Avenue                 President                    2000-
New York, NY 10022                                           2002
Age 68

Frances M. Guggino              Controller                   Since
Citibank N.A.                                                2002
125 Broad Street, 10th Floor
New York, NY 10004
Age 45

                                                                NUMBER OF
                                                                PORTFOLIOS
                                                                 IN FUND
                                                                COMPLEX**
                                                                 OVERSEEN         OTHER
                                   PRINCIPAL OCCUPATION(S)          BY        DIRECTORSHIPS
    NAME, ADDRESS, AND AGE           DURING PAST 5 YEARS         DIRECTOR   HELD BY DIRECTOR
    ----------------------           -------------------         --------   ----------------
NON-INTERESTED
DIRECTORS:
B. Alexander Gaguine            Chief Operating Officer and         1             None
516 Bethany Avenue              President, Appleton Founda-
Santa Cruz, CA 95060            tion
Age 52

Rosalind A. Kochman             Chief Executive Officer,            1             None
1301 Avenue J                   Brooklyn Eye Surgery Center;
Brooklyn, NY 11230              and Administrator, Kochman
Age 65                          Lebowitz & Mobil, MDs

Irving Sonnenschein             Partner in the law firm of          1             None
888 7th Avenue                  Sonnenschein, Sherman &
New York, NY 10016              Deutsch
Age 82

INTERESTED DIRECTOR:
Irving Brilliant***             Director of Salomon Brothers        1             None
399 Park Avenue                 Asset Management Inc ('SBAM')
New York, NY 10022              and Salomon Smith Barney Inc.
Age 84                          ('SSB') since May 1990

OFFICERS:
Lewis E. Daidone                Managing Director                  N/A            N/A
SSB                             of SSB; Director
125 Broad Street, 11th Floor    and Senior Vice President of
New York, NY 10004              Smith Barney Fund Management
Age 44                          LLC ('SBFM') and Travelers
                                Investment Adviser, Inc.
                                ('TIA')

R. Jay Gerken                   Managing Director of SSB;          N/A            N/A
SSB                             formerly, portfolio manager
399 Park Avenue                 Smith Barney Growth and Income
New York, NY 10022              Fund (1994-2000) and Smith
Age 51                          Barney Allocation Series Inc.
                                (1996-2001).

Irving P. David                 Director of SSB                    N/A            N/A
SSB
125 Broad Street, 10th Floor
New York, NY 10004
Age 41

George J. Williamson            Director of SBAM and SSB since     N/A            N/A
SSB                             January 1999. Prior to January
399 Park Avenue                 1999, he was a Vice President
New York, NY 10022              of SBAM and SSB.
Age 68

Frances M. Guggino              Vice President of Citibank         N/A            N/A
Citibank N.A.                   N.A.
125 Broad Street, 10th Floor
New York, NY 10004
Age 45


                                                            TERM OF
                                                          OFFICE* AND
                                      POSITION(S)          LENGTH OF
    NAME, ADDRESS, AND AGE          HELD WITH FUND        TIME SERVED
    ----------------------          --------------        -----------
Christina T. Sydor              Secretary                    Since
SSB                                                          1998
300 First Stamford Place
Stamford, CT 06902
Age 51

                                                                NUMBER OF
                                                                PORTFOLIOS
                                                                 IN FUND
                                                                COMPLEX**
                                                                 OVERSEEN   OTHER DIRECTOR-
                                   PRINCIPAL OCCUPATION(S)          BY           SHIPS
    NAME, ADDRESS, AND AGE           DURING PAST 5 YEARS         DIRECTOR   HELD BY DIRECTOR
    ----------------------           -------------------         --------   ----------------
Christina T. Sydor              Managing Director of SSB;          N/A            N/A
SSB                             General Counsel and Secre-
300 First Stamford Place        tary of SBFM and TIA
Stamford, CT 06902
Age 51


---------

  * Each Director holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Directors are elected and until his or her successor is elected and qualified, or (2) the Director resigns or his or her term as a Director is terminated in accordance with the Fund's by-laws. Officers are elected annually by the Board of Directors.



 ** A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, that have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.



*** Mr. Brilliant is an 'Interested Director' by virtue of his position with affiliates of SBAM as described in the table above.



    As of December 13, 2002, none of the directors who are not 'interested persons' of the fund or of the manager ('independent directors'), or his or her immediate family members, owned beneficially or of record any securities in the manager or principal underwriter of the funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the fund.



    The fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the independent Directors of the fund, namely Ms. Kochman, Mr. Gaguine and Mr. Sonnenschein.



    In accordance with its written charter adopted by the Board of Directors, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent auditors, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its manager and affiliates by the independent auditors. During the Fund's most recent fiscal year, the Audit Committee met once.



    The Nominating Committee is charged with the duty of making all nominations for independent Directors to the Board of Directors. The Nominating Committee will consider nominees recommended by the Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Fund's Secretary. The Nominating Committee did not meet during the Fund's most recent fiscal year.



    The following table shows the dollar range of equity securities owned by the Directors in the Fund and in other investment companies overseen by the Directors within the same family of investment companies as of December 31, 2001. Investment companies are considered to be in the same family if they share the same investment adviser or hold themselves to investors as related companies.

                                                                          AGGREGATE DOLLAR RANGE OF
                                                                          EQUITY SECURITIES IN ALL
                                                                       REGISTERED INVESTMENT COMPANIES
                                               DOLLAR RANGE OF EQUITY  OVERSEEN BY DIRECTOR IN FAMILY
              NAME OF DIRECTOR                 SECURITIES IN THE FUND      OF INVESTMENT COMPANIES
              ----------------                 ----------------------      -----------------------
DISINTERESTED DIRECTORS:
B. Alexander Gaguine.........................       Over 100,000                Over 100,000
Rosalind A. Kochman..........................       Over 100,000                Over 100,000
Irving Sonnenschein..........................       Over 100,000                Over 100,000
INTERESTED DIRECTOR..........................       Over 100,000                Over 100,000
Irving Brilliant.............................       Over 100,000                Over 100,000



    As of December 13, 2002, Directors and officers of the Fund as a group owned directly and beneficially approximately 36% of the Fund's outstanding shares.



    As of December 13, 2002, to the knowledge of management, the following persons owned of record or beneficially 5% or more of the Fund's outstanding shares. Irving Brilliant, a Director of the Fund and the Fund's Chairman, directly and as a trustee of trusts for the benefit of his family (the 'Brilliant Trusts'), was the record owner of approximately 0.4% of the Fund's outstanding shares and the beneficial owner of approximately 14% of the Fund's outstanding shares. Benice Brilliant, Mr. Brilliant's wife, also serves as trustee of several of the Brilliant Trusts and in that capacity was the beneficial owner of approximately 14% of the Fund's outstanding shares. Mr. and Mrs. Brilliant each disclaim beneficial ownership of shares owned of record directly or beneficially by the other. The address for Mrs. Brilliant is 35 Prospect Park West, Brooklyn, NY 11215. B. Alexander Gaguine, a Director of the Fund, directly and as a trustee of trusts for the benefit of his family (the 'Gaguine Trusts'), was the record owner of approximately 3% of the Fund's outstanding shares and the beneficial owner of approximately 9% of the Fund's outstanding shares. In addition, Benito Gaguine, father of B. Alexander and a former Director of the Fund, directly and as a trustee of the Gaguine Trusts, was the record owner of approximately 0.04% of the Fund's outstanding shares and the beneficial owner of approximately 9% of the Fund's outstanding shares. The address for Benito Gaguine is 8100 Connecticut Avenue, Chevy Chase, MD 20815. John Gaguine, a brother of B. Alexander, directly and as a trustee of the Gaguine Trusts, was the record owner of approximately 4% of the Fund's outstanding shares and the beneficial owner of approximately 9% of the Fund's outstanding shares. Of those shares owned of record or beneficially by John Gaguine, Patricia Gaguine, John Gaguine's wife, was the record owner of approximately 0.15% of the Fund's outstanding shares. John and Patricia Gaguine each disclaim beneficial ownership of shares owned of record directly or beneficially by the other. The address for John and Patricia Gaguine is 10118 Silver Street, Juneau, AK 99801. Rosalind Kochman, a Director of the Fund, was the record owner of approximately 2% of the Fund's outstanding shares and the beneficial owner of approximately 8% of the Fund's outstanding shares. Dr. Marvin Kochman, Mrs. Kochman's husband, was the record owner of approximately 7% of the Fund's outstanding shares and the beneficial owner of approximately 3% of the Fund's outstanding shares. Dr. and Mrs. Kochman each disclaim beneficial ownership of shares owned of record directly or beneficially by the other. The address for Dr. Kochman is 35 Prospect Park West, Brooklyn, NY 11215.



    Directors of the Fund not affiliated with SBAM receive from the Fund a $500 fee for each meeting of the Board of Directors attended and are reimbursed for out-of-pocket expenses relating to attendance at such meetings. The Directors receive no per annum fee for their services as Directors. Directors who are affiliated with SBAM do not receive compensation from the Fund but are reimbursed for out-of-pocket expenses relating to attendance at such meetings.



    The following table provides information concerning the compensation paid during the fiscal year ended August 31, 2002 to each of the Fund's directors. The Fund does not provide any pension or retirement benefits to directors. In addition, the Fund paid no remuneration during the fiscal year ended August 31, 2002 to officers of the Fund, including Mr. Brilliant, who, as employees of SBAM, are 'interested persons,' as defined in the 1940 Act. None of the Directors serve on the Board of Directors of any other investment company advised by SBAM or its affiliates.

                                           AGGREGATE        AGGREGATE
                                          COMPENSATION     COMPENSATION
                                            FROM THE         FROM THE
                                          FUND FISCAL        COMPLEX
                                          YEAR ENDING     CALENDAR YEAR
                                           AUGUST 31,         ENDING
DIRECTOR                                      2002       AUGUST 31, 2002
--------                                      ----       ---------------
B. Alexander Gaguine....................   $1,500.00        $1,500.00
Rosalind A. Kochman.....................   $1,500.00        $1,500.00
Irving Sonnenschein.....................   $1,500.00        $1,500.00


INVESTMENT MANAGER

    The Fund retains SBAM, an indirect wholly-owned subsidiary of Citigroup Inc., as its investment manager. SBAM serves as the investment manager to various individuals, institutions and other investment companies.

    The management contract ('Management Contract') between SBAM and the Fund provides that SBAM shall manage the operations of the Fund, subject to the policies established by the Board of Directors of the Fund. Pursuant to the Management Contract, SBAM manages the Fund's investment portfolio, directs purchases and sales of the Fund's portfolio securities and reports thereon to the Fund's officers and directors regularly. SBAM also furnishes office space and certain facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers, employees and directors affiliated with SBAM. The Fund bears all other costs of its operations, including the compensation of its Directors not affiliated with SBAM.


    As compensation for services performed under the Management Contract, the Fund pays SBAM a management fee each month, at an annual rate of 1% ( 1/12 of 1% per month) of the Fund's average daily net assets, which fee does not decrease as the Fund's assets increase. The fee is at a higher rate than the management fees charged by SBAM to some other investment companies it manages. Management fees paid by the Fund to SBAM for the fiscal years ended August 31, 2002, 2001, and 2000 amounted to $1,763,033, $2,053,199 and $1,865,336, respectively.


    The Management Contract provides that it will continue automatically for periods of one year provided that such continuance is specifically approved annually: (a) by the vote of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors; and (b) by the vote of a majority of the Fund's directors who are not parties to the Management Contract or 'interested persons,' as defined in the 1940 Act, of any such party. The Management Contract may be terminated on 30 days' written notice by the Fund to SBAM or on 60 days' written notice by SBAM to the Fund. The Management Contract will terminate automatically in the event of its 'assignment,' as defined in the 1940 Act.


    In approving the continuation of the Fund's Management Contract, the Board, including the disinterested Directors, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by SBAM or its affiliates in connection with providing services to the Fund, compared the fees charged by SBAM to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by SBAM with respect to the Fund. The Board also considered the Fund's performance relative to a selected peer group and to other benchmarks, the expense ratio of the Fund in comparison to other funds of comparable size, and other factors. Specifically, the Board noted information received at regular meetings throughout the year related to Fund performance and manager services, and benefits potentially accruing to SBAM and its affiliates from securities lending, administrative and brokerage relationships with affiliates of SBAM, as well as research services received by SBAM from broker-dealers who execute transactions on behalf of the Fund. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the Management Contract was in the best interests of the Fund and its shareholders. The disinterested Directors were advised by separate independent legal counsel throughout the process.


    Investment decisions for the Fund are made independently from those of other funds or accounts managed by SBAM. Such other funds or accounts may also invest in the same securities as the Fund. If those funds or accounts are prepared to invest in, or desire to dispose of, the same security at the same time as the Fund, however, transactions in such securities will be made insofar as feasible, for the respective funds and accounts in a manner deemed equitable to all. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. In addition, because of different investment objectives, a particular security may be purchased for one or more funds or accounts when one or more funds or accounts are selling the same security.

    Rule 17j-1 under the 1940 Act requires all registered investment companies and their investment advisers and principal underwriters to adopt written codes of ethics and institute procedures designed to prevent 'access persons' (as defined in Rule 17j-1) from engaging in any fraudulent, deceptive or manipulative trading practices. The Fund's Board of Directors has adopted a Code of Ethics (the 'Fund Code') that incorporates personal trading polices and procedures applicable to access persons of the Fund, which includes officers, directors and other specified persons who may make, participate in or otherwise obtain information concerning the purchase or sale of securities by the Fund. In addition, the Fund Code attaches and incorporates personal trading policies and procedures applicable to access persons of SBAM, as the investment adviser to the Fund, which policies serve as SBAM's Code of Ethics (the 'Adviser Code'). The Fund Code and the Adviser Code have been designed to address potential conflicts of interest that can arise in connection with the personal trading activities of investment company and investment advisory personnel.

    Pursuant to the Fund Code and the Adviser Code, access persons are generally permitted to engage in personal securities transactions, provided that a transaction does not involve securities that are being purchased or sold, are being considered for purchase or sale, or are being recommended for purchase or sale by or for the Fund. In addition, the Adviser Code contains specified prohibitions and blackout periods for certain categories of securities and transactions, including a prohibition on short-term trading and purchasing securities during an initial public offering. The Adviser Code, with certain exceptions, also requires that access persons obtain preclearance to engage in personal securities transactions. Finally, the Fund Code and the Adviser Code require access persons to report all personal securities transactions periodically.

DISTRIBUTOR


    Shares of the Fund are offered on a continuous basis and without a sales charge through SSB as distributor pursuant to a distribution agreement between SSB and the Fund which became effective on June 1, 2001. SSB is not obligated to sell any specific amount of Fund shares. For the period June 1, 2001 to August 31, 2001, and for the fiscal year ended August 31, 2002, SSB did not receive any compensation for its services as distributor.



    Prior to June 1, 2001, CFBDS, Inc. served as the Fund's distributor. For the period September 1, 2000 to May 31, 2001, and for the fiscal year ended August 31, 2000, CFBDS, Inc. did not receive any compensation.


                             PORTFOLIO TRANSACTIONS

    The Fund's general policy in selecting brokers and dealers is to obtain the best results taking into account factors such as the general execution and operational facilities of the broker or dealer, the type and size of the transaction involved, the creditworthiness of the broker or dealer, the stability of the broker or dealer, execution and settlement capabilities, time required to negotiate and execute the trade, research services and SBAM's arrangements related thereto (as described below), overall performance, the dealer's risk in positioning the securities involved, and the broker's commissions and dealer's spread or mark-up. While SBAM generally seeks the best price in placing its orders, the Fund may not necessarily be paying the lowest price available.

    Notwithstanding the above, in compliance with Section 28(e) of the Securities Exchange Act of 1934, SBAM may select brokers who charge a commission in excess of that charged by other brokers, if SBAM determines in good faith that the commission to be charged is reasonable in relation to the brokerage and research services provided to SBAM by such brokers. Research services generally consist of research or oral advice from brokers and dealers regarding particular companies, industries or general economic conditions. SBAM may also have arrangements with brokers pursuant to which such brokers provide research services to SBAM in exchange for a certain volume of brokerage transactions to be executed by such broker. While the payment of higher commissions increases the Fund's costs, SBAM does not believe that the research significantly reduces its expenses as the Fund's investment manager.

    Research services furnished to SBAM by brokers who effect securities transactions for the Fund may be used by SBAM in providing investment advice to the other investment companies and accounts which it manages. Similarly, research services furnished to SBAM by brokers who effect securities transactions for other investment companies and accounts which SBAM manages may be used by SBAM in servicing the Fund. Not all of these research services are used by SBAM in managing any particular account, including the Fund.

    Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

    Under the 1940 Act, 'affiliated persons' with a fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission (the 'SEC'). However, a fund may purchase securities from underwriting syndicates of which the investment manager or any of its broker/dealer affiliates is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act. Affiliated persons of a fund, or affiliated persons of such persons, may from time to time be selected to execute portfolio transactions for such fund. Subject to the considerations discussed above and in accordance with procedures adopted by the Board of Directors, in order for such an affiliated person to be permitted to effect any portfolio transactions for a fund, the commissions, fees or other remuneration received by such affiliated person must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions. This standard would allow such an affiliated person to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction.


    Aggregate brokerage commissions paid by the Fund for the fiscal years ended August 31, 2002, 2001 and 2000 were $19,727, $16,410 and $32,281, respectively.
During the fiscal years ended August 31, 2002, 2001 and 2000, the Fund paid no commission to SSB, an affiliated broker-dealer.


    Irving G. Brilliant, the Fund's Chairman and portfolio manager, is primarily responsible for the allocation of brokerage transactions.

                        DETERMINATION OF NET ASSET VALUE

    The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of regular trading of the NYSE on each day the NYSE is open for business. The Fund is open for business on each day the NYSE is open for trading, i.e., Monday through Friday with the exception of New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively. The net asset value per share is computed by dividing the value of the net assets of the Fund (i.e., the value of the assets less the liabilities) by the total number of Fund shares outstanding. In calculating net asset value, portfolio securities listed or traded on national securities exchanges, or reported by the NASDAQ reporting system, are valued at the last sale price, or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Other over-the-counter securities are valued at the mean of the current bid and ask price. If no quotations are readily available (as may be the case for securities of limited marketability), or if 'restricted' securities are being valued, such portfolio securities and other assets are valued as the Board of Directors in good faith deems appropriate to reflect the fair value thereof.


    Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value as determined by the Board of Directors.


                       ADDITIONAL REDEMPTION INFORMATION

    The Fund has established different redemption procedures. No redemption requests will be processed until the Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be permitted until all checks in payment for the purchase of the shares to be redeemed have been collected, which may take up to 15 days or more.

REDEMPTIONS IN KIND

    If the Board of Directors shall determine that it is in the best interests of the shareholders of the Fund, the Fund may pay the redemption price, in whole or in part, by a distribution in kind from the portfolio of the Fund, in lieu of cash, taking such securities at their values employed for determining such redemption price, and selecting the securities in such manner as the Board of Directors may deem fair and equitable. However, the Fund has made an election pursuant to Rule 18f-1 under the 1940 Act requiring that all redemptions be effected in cash to each redeeming shareholder, during any period of 90 days, up to the lesser of $250,000 or 1% of the net assets of the Fund. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities. The Fund does not intend to make a practice of redeeming shares in kind.

                                PERFORMANCE DATA

    From time to time, the Fund may advertise its 'average annual total return' over various periods of time. Such total return figures show the average annual percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for the most current one, five and ten-year periods and may be given for other periods as well, such as on a year-by-year basis. When considering average total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

    Aggregate total return figures may also be used for various periods, representing the cumulative change in value of any investment in the Fund for the specified period (again reflecting changes in Fund share prices and assuming reinvestment of dividends and distributions). Aggregate total return may be shown by means of schedules, charts, or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends, and capital gains distributions).


    Furthermore, in reports or other communications to shareholders or in advertising material, the Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services which monitor the performance of mutual funds, financial indices such as the Standard & Poor's 500 Index or other industry or financial publications, including, but not limited to, Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual funds Values, The New York Times, USA Today and The Wall Street Journal. It is important to note that the total return figures set forth above and in the table below are based on historical earnings and are not intended to indicate future performance. The Fund's Annual Report for the fiscal year ended August 31, 2002 can be obtained by writing the Fund at the address, or by calling the Fund at the toll-free telephone number, printed on the front cover.

AVERAGE ANNUAL TOTAL RETURN

    The Fund's 'average annual total return' figures described and shown in the prospectus are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:


             P(1+T)'pp'n = ERV


    Where:   P   = a hypothetical initial payment of $1,000.
             T   = average annual total return.
             n   = number of years.
             ERV = Ending Redeemable Value of a hypothetical $1,000
                   investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The Fund's average annual total return was as follows for the fiscal periods ending August 31:


               1 year....................................  (7.65)%
               5 years...................................   3.94%
               10 years..................................  11.38%


AGGREGATE TOTAL RETURN


    The Fund's 'aggregate total return' figures, as described herein and shown in the prospectus, represent the cumulative change in the value of an investment in Fund shares for the specified period and are computed by the following formula:


                                                ERV-P
                     AGGREGATE TOTAL RETURN  =  -----
                                                  P

    Where:   P   = a hypothetical initial payment of $10,000.
             ERV = Ending Redeemable Value of a hypothetical $10,000
                   investment made at the beginning of a 1-, 5-, or 10-year period at the end of such period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The Fund's aggregate total return was as follows for the fiscal periods ending August 31:


                  1 year....................................   (7.65)%
                  5 years...................................   21.31%
                  10 years..................................  193.85%



    From time to time the fund may include after-tax performance information in advertisements. To the extent the fund includes such information, it will be computed according to the following formulas prescribed by the SEC:


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

                             P(1 + T)'pp'n=ATV[u]D

    Where:       P  = a hypothetical initial payment of $1,000.
                 T  = average annual total return (after taxes on
                      distributions).
                 n  = number of years.
           ATV[u]D  = ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.


    The Fund's average total return after taxes on distributions was as follows for the fiscal periods ending August 31:



                   1 year....................................  (9.20)%
                   5 years...................................   2.13%
                   10 years..................................   9.48%

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)

                             P(1 + T)'pp'n=ATV[u]DR

 Where:         P  = a hypothetical initial payment of $1,000.
                T  = average annual total return (after taxes on distributions and redemption).
                n  = number of years.
         ATV[u]DR  = ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions and redemption.


    The Fund's average total return after taxes on distributions and redemptions was as follows for the fiscal periods ending August 31:



                  1 year......................................  (3.58)%
                  5 years.....................................   2.96%
                  10 years....................................   9.05%



    It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.



    The Fund's performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment company's portfolio securities.


                              FEDERAL INCOME TAXES

    The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. This summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the federal, state and local tax consequences to them of an investment in the Fund.

TAXATION OF THE FUND


    The Fund has qualified for the fiscal year ended August 31, 2002 and intends to continue to qualify as a regulated investment company ('RIC') under subchapter M of the Internal Revenue Code of 1986, as amended (the 'Code'). As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (the excess of net realized long-term capital gain over net realized short-term capital loss), if any, that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income for the taxable year. All net investment income and net capital gain distributed by the Fund will be reinvested automatically in additional shares of the Fund at net asset value, unless the shareholder elects to receive dividends and distributions in cash.



    Qualification as a regulated investment company requires, among other things, that the Fund: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of each taxable year: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses.



    If in any year the Fund should fail to qualify for tax treatment as a RIC, the Fund would incur regular corporate federal income tax upon its income for that year, and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally would be eligible for the dividends received deduction in the case of corporate shareholders.


    The Fund will be subject to a non-deductible 4% excise tax to the extent that the Fund does not distribute by the end of each calendar year: (a) at least 98% of its ordinary income for such calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed income and gains from the preceding calendar year (if any) pursuant to the calculations in (a) and
(b). For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, the Fund intends to make sufficient distributions as are necessary to avoid the imposition of this excise tax.

    The Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the Fund to 'mark-to-market' certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement for RIC qualification and avoid both the corporate level tax and the 4% excise tax. The Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

    If the Fund purchases shares in a 'passive foreign investment company' (a 'PFIC'), the Fund may be subject to U.S. federal income tax on a portion of any 'excess distribution' or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a 'qualified electing fund' under the Code (a 'QEF'), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary inome any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the 90% and excise tax distribution requirements.

TAX STATUS OF THE FUND'S INVESTMENTS

    Gain or loss on the sale or other disposition of Fund investments will generally be long-term capital gain or loss if the Fund has held the security for more than one year. Gain or loss on the sale of a security held for one year or less will generally be short-term capital gain or loss. If the Fund acquires a debt security at a discount, any gain upon the sale or redemption of the security, to the extent it reflects accrued market discount, will be taxed as ordinary income, rather than capital gain.

    Foreign countries may impose withholding and other taxes on dividends and interest paid to the Fund with respect to investments in foreign securities. However, certain foreign countries have entered into tax treaties with the U.S. to reduce or eliminate such taxes.

TAXATION OF SHAREHOLDERS

    Dividends of net investment income ('ordinary income dividends') will be taxable to shareholders as ordinary income for federal income tax purposes, whether paid in cash or reinvested in additional shares. Ordinary income dividends received by corporate shareholders will be eligible for the dividends received deduction to the extent of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that has been held by the Fund for less than 46 days during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock); (2) to the extent that the Fund is under an obligation to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed. Moreover, the dividends received deduction may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund. The amount of any dividends eligible for the corporate dividends received deduction, if any, will be designated by the Fund in a written notice within 60 days of the close of the Fund's taxable year.


    Distributions of net capital gain that are properly designated by the Fund ('capital gain dividends') will be taxable to shareholders as long-term capital gain regardless of the length of time the investor has held shares in the Fund, and such distributions will not be eligible for the dividends received deduction. In the case of individual shareholders, long-term capital gain attributable to securities held by the Fund longer than 12 months is taxed at a maximum rate of 20% (or 18% for capital assets that have been held for more than five years, and for which the holding periods began after December 31, 2000). With respect to corporate taxpayers, long-term capital gain currently is taxed at the same federal income tax rates as ordinary income and short-term capital gain, the maximum rate being 35%. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends.



    Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.



    Generally, shareholders will be taxed on dividends or distributions in the year of receipt. However, if the Fund declares a dividend or distribution in October, November or December to shareholders of record on a specified date in such a month which is paid during the following January, it will be taxable to shareholders in the year the dividend or distribution is declared.


    The redemption of shares of the Fund is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the redemption or other disposition of Fund shares will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. If a shareholder redeems or otherwise disposes of shares of a fund before holding them for more than six months, any loss on the redemption or other disposition of such shares shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares. A loss realized on a redemption of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

    The Fund may be required to withhold federal income tax ('backup withholding') from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if: (i) the payee fails to furnish the Fund with the payee's correct taxpayer identification number (e.g., an individual's social security number); (ii) the Internal Revenue Service ('IRS') notifies the Fund that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (iii) when required to do so, the payee fails to certify that he or she is not subject to backup withholding. Redemption proceeds may be subject to withholding under the circumstances described in (i) above.

    Backup withholding is not an additional tax, and any amount withheld may be credited against the shareholder's federal income tax liability.

    The foregoing is intended to be general information to shareholders and potential investors in the Fund and does not constitute tax advice. Shareholders and potential investors are urged to consult their own tax advisers regarding federal, state, local and, if applicable, foreign tax consequences of an investment in the Fund.

                          DIVIDENDS AND DISTRIBUTIONS

    If a shareholder elects to receive dividends and/or distributions in cash and the check cannot be delivered to a shareholder due to an invalid address or otherwise remains uncashed by the shareholder for a period of six months, the Fund reserves the right to reinvest the dividends and/or distribution in a shareholder's account at the then-current net asset value and to convert the shareholder's election to automatic reinvestment in shares of the Fund from which the distributions were made. Dividends and capital gain distributions are reinvested automatically in additional shares of the Fund at the net asset value next determined after the record date and such shares are automatically credited to a shareholder's account, unless PFPC Global Fund Services, Inc. ('PFPC') or an SBAM representative is informed by notice that a shareholder wishes to receive such dividends or distributions in cash. The shareholder may change such distribution option at any time by notification to PFPC prior to the record date of any such dividend or distribution. See 'Buying Shares' in the prospectus.

                              SHAREHOLDER SERVICES

    Automatic Withdrawal Plan. An Automatic Withdrawal Plan ('Withdrawal Plan') may be opened with shares having a total value of at least $7,500. All dividends and distributions on the shares held under the Withdrawal Plan are automatically reinvested at net asset value in full and fractional shares. Withdrawal payments are made by PFPC, as agent, from the proceeds of the redemption of such number of shares as may be necessary to make each periodic payment. As such redemptions involve the use of capital, over a period of time they may exhaust the share balance of an account held under a Withdrawal Plan. Use of a Withdrawal Plan cannot assure realization of investment objectives, including capital growth or protection against loss in declining markets. A Withdrawal Plan can be terminated at any time by the investor, the Fund or PFPC upon written notice.


    A Withdrawal Plan application is required to establish the Withdrawal Plan in the Fund. Shareholders should call (800) 446-1013 for more information.


    Self-Employed Retirement Plans. The Fund offers a prototype retirement plan for self-employed individuals ('SERP'). Under the SERP, self-employed individuals may contribute out of earned income to purchase Fund shares and/or shares of certain other mutual funds managed by SBAM.

    Boston Safe Deposit and Trust ('BSDT') has agreed to serve as custodian and furnish the services provided for in the SERP and the related Custody Agreement. Individuals adopting a SERP will be charged an application fee as well as certain additional annual fees which are separate from those paid by the Fund for custodian services.

    For information required for adopting a SERP, including information on fees, the form of SERP and Custody Agreement is available from the Fund. Because application of particular tax provisions will vary depending on each individual's situation, consultation with a financial adviser regarding a SERP is recommended.


    Individual Retirement Accounts. A prototype individual retirement account ('IRA'), which has been approved as to form by the Internal Revenue Service ('IRS'), is available for all working individuals who receive compensation in the tax year for services rendered and who have not attained age 70 1/2 before the close of the tax year. In addition, individuals who have received certain distributions from qualified plans or other IRAs may be eligible to make rollover contributions to an IRA. Also, individuals covered by an employer-sponsored simplified employee pension are eligible to establish an

IRA. Finally, divorced or legally separated spouses may make IRA contributions out of taxable alimony payments. Contributions to an IRA made available by the Fund may be invested in fund shares and/or in shares of certain other mutual funds managed by SBAM.



    BSDT has agreed to serve as custodian of the IRA and furnish the services provided for in the Custodial Agreement. Each IRA will not be charged an application fee but is subject to certain additional annual fees, which are separate from those paid to State Street Bank & Trust Company ('SSB&T') for its services as Fund custodian. In accordance with IRS regulations, an individual may revoke an IRA within seven calendar days after it is established.


    Information required for adopting an IRA, including information on fees, the form of Custodial Agreement and related materials, including disclosure materials, is available from the Fund. Consultation with a financial adviser regarding an IRA is recommended.

                                ACCOUNT SERVICES

    Shareholders receive annual and semi-annual reports which outline the Fund's current investments and other financial data. Annual reports include audited financial statements. Shareholders will receive a Statement of Account following each share transaction. Shareholders can write or call the Fund at the address and telephone numbers on the first page of the prospectus with any question relating to their investment in Fund shares.

                                 CAPITAL STOCK

    The authorized capital stock of the Fund consists of 15,000,000 shares having a par value of $0.01 per share. All shares are of the same class, with like rights and privileges. Each share is entitled to one vote and participates equally in Fund dividends and distributions and in its net assets on liquidation. Each shareholder is entitled to cast, at all meetings of shareholders, such number of votes as is equal to the number of full and fractional shares held by such shareholder. Except as required under the 1940 Act, there will not be a regularly scheduled Annual Meeting of Shareholders. The shares are fully paid and non-assessable when issued and have no preference, pre-emptive, conversion or exchange rights. There are no options or other special rights outstanding relating to any such shares.

                                 ADMINISTRATOR


    Smith Barney Fund Management LLC, an affiliate of SBAM (the 'Administrator') provides certain administrative services to the Fund. The services provided by the Administrator under the applicable administration agreement include accounting, Blue Sky compliance, corporate secretarial services, and assistance in the preparation and filing of tax returns and reports to shareholders and the Commission. The Administrator has entered into an agreement with SSB&T for the performance of certain Fund administrative functions including accounting, clerical and bookkeeping services. SBAM pays the Administrator a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the Fund's average daily net assets and the Administrator pays SSB&T out of this fee.


                          CUSTODIAN AND TRANSFER AGENT


    SSB&T serves as the Fund's custodian. SSB&T, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and makes disbursements on behalf of the Fund. The custodian does not determine the investment policies of the Fund, nor decide which securities the Fund will buy or sell. SSB&T's address is 225 Franklin Street, Boston, Massachusetts 02110.


    PFPC serves as the Fund's transfer agent. PFPC registers and processes transfers of the Fund's stock, processes purchase and redemption orders, acts as the Fund's dividend disbursing agent and maintains records and handles correspondence with respect to shareholder accounts pursuant to a Transfer Agency Agreement. PFPC's address is P.O. Box 9764, Providence, RI 02940-9764.

                            INDEPENDENT ACCOUNTANTS

    PricewaterhouseCoopers LLP ('PricewaterhouseCoopers') serves as the Fund's independent accountants. PricewaterhouseCoopers provides audit services, tax return preparation and assistance and consultation in connection with the review of filings with the SEC. The financial highlights included in the prospectus and the financial statements and financial highlights incorporated by reference in this Statement of Additional Information have been included and incorporated by reference in reliance on the report of PricewaterhouseCoopers, independent accountants, given on the authority of that firm as experts in auditing and accounting. PricewaterhouseCoopers' address is 1177 Avenue of the Americas, New York, New York 10036.

                                    COUNSEL

    Simpson Thacher & Bartlett serves as Fund counsel and is located at 425 Lexington Avenue, New York, New York 10017.


    Piper Rudnick L.L.P. of Baltimore, Maryland has issued an opinion regarding the valid issuance of shares being offered for sale pursuant to the Fund's prospectus.


                              FINANCIAL STATEMENTS


    The audited financial statements of the Fund for the fiscal year ended August 31, 2002, contained in the 2002 Annual Report of the Fund, are incorporated by reference into this SAI. Copies of such Annual Report may be obtained by calling the telephone number on the first page of this SAI.

ITEM 22. FINANCIAL STATEMENTS

   Financial Statements:

   Financial Statements included in Part A:


           Financial Highlights for the ten years ended August 31, 2002

       Financial Statements incorporated by reference in Part B:

              Registrants Annual Report to shareholders for the fiscal year ended August 31, 2002 is incorporated herein by reference to Registrant's definitive Rule 30b2-1 filed on October 31, 2002 as Accession No. 0001132072-02-000345


                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS


Exhibit                            Description
-------                            -----------
  a (1)  -- Articles of Incorporation of Registrant (filed as Exhibit 1 of the Registration Statement on Form
            N-8B-1 (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).
    (2)  -- Amendment to Articles of Incorporation of Registrant (filed as Exhibit 1(a) to Amendment No. 1 to the Registration Statement on Form N-8B-1 (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).
    (3)  -- Amendment to Articles of Incorporation of Registrant (filed as Exhibit 1(b) to Registration
            Statement on Form N-8B-1 (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).
    (4)  -- Amendment to Articles of Incorporation of Registrant (filed as Exhibit 1(d) to Post-Effective
            Amendment No. 11 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and
            incorporated herein by reference).
    (5)  -- Amendment to Articles of Incorporation of Registrant (filed as Exhibit 1(e) to Post-Effective
            Amendment No. 13 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and
            incorporated herein by reference).
  b      -- By-Laws of Registrant, as amended, December 16, 1988 (filed as Exhibit (2) to Post-Effective
            Amendment No. 10 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and
            incorporated herein by reference).
  c      -- None.
  d      -- Management Contract between Registrant and Salomon Brothers Asset Management Inc dated November
            28, 1997 (filed as Exhibit 5 to Post-Effective Amendment No. 21 to the Registration Statement on
            Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).
  e (1)  -- Distribution agreement between Registrant and CFBDS, Inc. dated September 1, 1998, is incorporated herein by reference.
    (2)  -- Form of Dealer Contract is incorporated herein by reference.
  f      -- None.
  g (1)  -- Custodian Agreement between Registrant and PNC Bank, N.A. is incorporated herein by reference.
    (2)  -- Master Custodian Agreement with State Street Bank & Trust Company is filed herewith.
  h      -- Transfer Agency Agreement between Registrant and First Data Investors Services Group, Inc. is
            incorporated herein by reference.
  i      -- Opinion and consent of Counsel (filed as Exhibit 10 to Post-Effective Amendment No. 21 to the
            Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).
  j      -- Consent of PricewaterhouseCoopers LLP, independent accountants is filed herewith.
  k      -- None.
  l (1)  -- Subscription Agreement between Registrant and Irving Brilliant (filed as Exhibit 13(a) to Post-
            Effective Amendment No. 6 to the Registration Statement on Form N-1A (File Nos. 2-63023 and
            811-2884) and incorporated herein by reference).
    (2)  -- Subscription Agreement between Registrant and William H. David, dated February 8, 1979 (filed as
            Exhibit 13(b) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File
            Nos. 2063023 and 811-2884) and incorporated herein by reference).
  m      -- None.
  n      -- None.
  p      -- Code of Ethics filed as Exhibit p to Post-Effective Amendment No. 25 to the Registration
            Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    None.

ITEM 25. INDEMNIFICATION

    Reference is made to Article VIII of Registrant's Articles of Incorporation,
Article V of Registrant's By-Laws and paragraph 4 of the Distribution Agreement.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the 'Securities Act') may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

    The Registrant is named on a Mutual Fund Professional Liability Insurance Policy which covers all present and future directors and officers of Registrant against loss arising from any civil claim or claims by reason of any actual or alleged error, misstatement, misleading statement, negligent act or omission, or neglect or breach of duty committed while acting as directors or officers of the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Investment Adviser -- Salomon Brothers Asset Management Inc


    The list required by this Item 26 of officers and directors of SBAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBAM pursuant to the Advisers Act (SEC File No. 801-32046).


ITEM 27. PRINCIPAL UNDERWRITERS


    (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust III, CitiFunds Premium Trust, CitiFunds Institutional Trust. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.



    Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Funds Trust, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund, Inc., Zenix Income Fund Inc., Real Estate Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Markets Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney

Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.


    (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

    (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


    Salomon Brothers Opportunity Fund Inc
    125 Broad Street
    New York, New York 10004



    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022
    and
    300 First Stamford Place, 4th Floor
    Stamford, CT 06902



    State Street Bank and Trust Company
    225 Franklin Street
    Boston, MA 02110



    Salomon Smith Barney Inc.
    388 Greenwich Street
    New York, New York 10013


ITEM 29. MANAGEMENT SERVICES

    Not applicable.

ITEM 30. UNDERTAKINGS


    Not applicable.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933 (the 'Securities Act'), as amended, and the Investment Company Act of 1940, as amended, the Registrant (certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 23rd day of December 2002.



                                          SALOMON BROTHERS OPPORTUNITY FUND INC
                                          (Registrant)



                                          By: /s/ R. JAY GERKEN
                                              ................................
                                              R. JAY GERKEN
                                              EXECUTIVE VICE PRESIDENT



    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                SIGNATURE                                  TITLE                          DATE
                ---------                                  -----                          ----
             IRV. BRILLIANT*                Chairman of the Board                  December 23, 2002
 .........................................
              IRV. BRILLIANT

            /s/ R. JAY GERKEN               Executive Vice President               December 23, 2002
 .........................................
              R. JAY GERKEN

           /s/ IRVING P. DAVID              Senior Vice President and Treasurer    December 23, 2002
 .........................................
             IRVING P. DAVID

          B. ALEXANDER GAGUINE*             Director                               December 23, 2002
...........................................
           B. ALEXANDER GAGUINE

           ROSALIND A. KOCHMAN*             Director                               December 23, 2002
...........................................
           ROSALIND A. KOCHMAN

         /s/ IRVING SONNENSCHEIN            Director                               December 23, 2002
 .........................................
           IRVING SONNENSCHEIN

*By:        /s/ JUDITH C. LOOMIS                                                   December 23, 2002
   .......................................
             JUDITH C. LOOMIS
           AS ATTORNEY-IN-FACT

We, the undersigned, hereby severally constitute and appoint R. Jay Gerken, Christina T. Sydor, Irving P. David and Judith Loomis and each of them individually, our true and lawful attorneys, with full power to them and each of them to sign for us, and in our hands and in the capacities indicated below, any and all Registration Statements on behalf of the Salomon Brothers Opportunity Fund Inc including any and all Amendments thereto and to file the same, with all exhibits thereto, and other documents therewith, with the Securities and Exchange Commission, granting unto said attorneys and each of them, acting alone, full authority and power to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

        WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.

             Signature:                        Title:                  Date:
             ----------                        ------                  -----
                                              Director
--------------------------------------
Irving Sonnenschein


/s/ Irving Brilliant                          Director                 October 31, 2002
--------------------------------------
Irving Brilliant


/s/ B. Alexander Gaguine                      Director                 October 31, 2002
--------------------------------------
B. Alexander Gaguine


/s/ Rosalind Kochman                          Director                 October 31, 2002
--------------------------------------
Rosalind Kochman

                                 EXHIBIT INDEX


EXHIBIT                                                              PAGE
NUMBER                     DESCRIPTION                              NUMBER
------                     -----------                              ------
   g (2)       Master Custodian Agreement with State
               Street Bank & Trust
   j           Consent of PricewaterhouseCoopers
               LLP, independent accountants




                          STATEMENT OF DIFFERENCES
                          ------------------------

Characters normally expressed as superscript shall be preceded by ....... 'pp'
Characters normally expressed as subscript shall be preceded by.......... [u]